Other Notes - Summary of Other Notes (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of other notes [line items]
Net gain/(loss) arising during the year		₨ (2,409)		$ (37)	₨ 522	₨ (55)
Cost of sales	[1]	655,908		10,074	533,989	875,756
Reclassification adjustments for net (gain)/loss included in the consolidated statements of profit or loss		2,307		35	(538)	218
Administration cost		24,101		370	19,299	25,274
Net gain/(loss) on cash flow hedges recognised in other comprehensive income, net of tax	[3],[4]	(102)	[2]	(2)	(16)	163	[5]
Investment and other income		30,986		476	45,428	43,998
Revenue		913,720		14,033	717,207	639,493
Other operating income		5,373		83	5,186	4,785
Investment and other income		30,986		476	45,428	43,998
Total Income		950,079		14,592	767,821	688,276
(Decrease)/increase in inventories of finished goods and work-in-progress		(5,392)		(83)	11,907	(3,943)
Raw materials and other consumables used		(599,029)		(9,200)	(462,748)	(426,665)
Employee costs		(27,537)		(423)	(26,241)	(30,542)
Other costs		(33,404)		(513)	(29,928)	(29,058)
Depreciation and amortisation		(74,879)		(1,150)	(61,477)	(83,343)
Impairment		44,679		686	(1,162)	(339,549)
Finance and other costs		141,182		2,168	61,600	59,584
Profit (loss) before tax		113,335		1,741	136,572	(284,408)
Income tax (expense) / credit		(66,426)		(1,020)	(38,027)	103,060
Profit / (loss) for the year		46,909		721	98,545	(181,348)
Salaries, wages and bonus		25,162		386	24,420	27,543
Defined contribution pension scheme costs		603		9	872	1,551
Defined benefit pension scheme costs		1,772		28	813	273
Voluntary retirement expenses					136	1,175
Employee costs		27,537		423	26,241	30,542
Exchange gain (Loss) [member]
Disclosure of other notes [line items]
Cost of sales		2,892		44	295	277
Administration cost		182		3	736	(3,667)
Investment and other income		736		11	(184)	461
Finance and other costs		(565)		(9)	(2,187)	(3,669)
Profit (loss) before tax		₨ 3,245		$ 49	₨ (1,340)	₨ (6,598)

[1]	Cost of sales for the year ended March 31, 2016, March 31, 2017 and March 31, 2018 includes net impairment (charge)/ reversal of ₹ (339,549) million, ₹ (1,162) million and ₹ 44,679 million ($ 686 million) respectively (Refer note 8a & 8b).
[2]	Refer to Note 32(a) for amounts reclassified into consolidated statements of profit / (loss) for the year out of other comprehensive income / (loss)
[3]	Refer to Note 32(a) for amounts reclassified into consolidated statements of profit or loss for the year out of other comprehensive income.
[4]	Refer to Note 7 for tax related to each component of other comprehensive income / (loss)
[5]	Refer to Note 32(a) for amounts reclassified into consolidated statements of profit or loss for the year out of other comprehensive income